Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities
Net (loss) income	$ (15,309)	$ (3,485)	$ 3,448
Items not affecting cash and cash equivalents:
Depreciation and amortization	1,607	1,443	1,468
Share-based compensation costs	464	192	69
Impairment of intangible assets (note 12)	3,196
Impairment of property and equipment (note 11)	1,061
Employee future benefits	288
Amortization of deferred revenues	(856)
Change in fair value of warrant and DSU liabilities	(2,590)
Other non-cash items	6	95	100
Income tax (recovery) expense	79	(885)	1,080
Changes in operating assets and liabilities (note 20)	(2,514)	58	(936)
Net cash provided by (used in) operating activities	(14,568)	(2,582)	5,229
Cash flows from financing activities
Exercise of stock options		13	63
Payments on exercise of DSUs	(167)
Payments on lease liabilities	(421)	(370)	(330)
Net cash used in financing activities	(588)	(357)	(267)
Cash flows from investing activities
Cash acquired on acquisition of Aeterna Zentaris Inc. (note 5)	26,037
Purchase of property and equipment	(1,161)	(722)	(304)
Changes in restricted cash equivalents	207	(8)
Net cash provided by (used in) investing activities	25,083	(730)	(304)
Effect of exchange rate changes on cash and cash equivalents	(212)	157	(625)
Net change in cash and cash equivalents	9,715	(3,512)	4,033
Cash and cash equivalents – beginning of year	6,678	10,190	6,157
Cash and cash equivalents – end of year	$ 16,393	$ 6,678	$ 10,190